Net Financial Result (Tables)	12 Months Ended
Dec. 31, 2025
Net Financial Result [Abstract]
Schedule of Net Financial Income (expense)

The amount of net financial result shown in the Consolidated Statement of Income for the year corresponds to the following concepts:

	2025	2024	2023
	MCh$	MCh$	MCh$
Financial result from:
Financial assets held for trading at fair value through profit or loss:
Financial derivative contracts	2,904,785	3,646,894	4,861,710
Debt Financial Instruments	141,267	128,401	315,119
Other financial instruments	22,409	25,961	25,986
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts	(2,958,584)	(3,699,490)	(4,850,496)
Other financial instruments	(569)	(349)	(688)
Subtotal	109,308	101,417	351,631

Derecognition of financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income:
Financial assets at amortized cost	(1,703)	200	256
Financial assets at fair value through other comprehensive income	14,875	8,050	(4,522)
Financial liabilities at amortized cost	—	—	(1)
Financial instruments of regulatory capital issued	—	—	—
Subtotal	13,172	8,250	(4,267)

Exchange, indexation and accounting hedging of foreign currency
Gain (loss) from foreign currency exchange	284,282	(23,345)	38,374
Gain (loss) from indexation for exchange rate	(15,870)	20,067	4,148
Net gain (loss) from derivatives in accounting hedges of foreign currency risk	(118,578)	174,091	79,667
Subtotal	149,834	170,813	122,189

Ineffective accounting hedges:
Gain (loss) from ineffective cash flow accounting hedges	—	—	—
Gain (loss) from ineffective accounting hedges of net investment abroad	—	—	—

Total	272,314	280,480	469,553